Cover	Sep. 08, 2022	Jun. 08, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 08, 2022
Entity Registrant Name	MISSION PRODUCE, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-39561
Entity Tax Identification Number		95-3847744
Entity Address, Address Line One		2710 Camino Del Sol
Entity Address, City or Town		Oxnard
Entity Address, State or Province		CA
Entity Address, Postal Zip Code	93030
City Area Code		805
Local Phone Number		981-3650
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	AVO
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001802974
Amendment Flag	false